SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015
Summary Of Significant Accounting Policies Details Narrative
Common stock equivalents outstanding	153,867,007	49,968,264	49,968,264	148,695,755
Advertising and market development costs	$ 21,000